--------------------------------------------------
OFFICERS AND DIRECTORS

Barton M. Biggs             Frederick B. Whittemore
  CHAIRMAN OF THE BOARD     DIRECTOR
Warren J. Olsen             James W. Grisham
  PRESIDENT AND DIRECTOR    VICE PRESIDENT
John D. Barrett II          Harold J. Schaaff, Jr.
  DIRECTOR                  VICE PRESIDENT
Gerard E. Jones             Joseph P. Stadler
  DIRECTOR                  VICE PRESIDENT
Andrew McNally, IV          Valerie Y. Lewis
  DIRECTOR                  SECRETARY
Samuel T. Reeves            Karl Hartmann
  DIRECTOR                  ASSISTANT SECRETARY
Fergus Reid                 James R. Rooney
  DIRECTOR                  TREASURER
Frederick O. Robertshaw     Joanna M. Haigney
  DIRECTOR                  ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only to shareholders and others who have received a copy of the prospectus of Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            MUNICIPAL BOND PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

LETTER TO SHAREHOLDERS
-------

The Municipal Bond Portfolio commenced operations on January 18, 1995. The Portfolio seeks high current income consistent with preservation of principal through investment in a portfolio consisting primarily of intermediate and long-term investment grade municipal obligations, the interest on which is exempt from Federal income tax.

The total return of the Portfolio for the period from inception on January 18, 1995 through September 30, 1995 was 5.96% compared to 9.27% for the Lehman 7-Year Municipal Bond Index for the same period. As of September 30, 1995, the Portfolio had an SEC 30-day yield of 4.24%.

PERFORMANCE COMPARED TO THE LEHMAN 7YR MUNICIPAL BOND INDEX(1)
----------------------------------------------------

                                               TOTAL RETURN(2)
                                              -----------------
                                                     YTD
                                              -----------------
PORTFOLIO...................................           5.96%
INDEX.......................................           9.27

1. The Lehman 7yr Muni Bond Index consists of investment grade bonds with maturities between 6-8 years, rated BAA or better. All bonds have been taken from issues of at least $50 million in size sold within the last five years.

2. Total    returns   for   the   Portfolio    reflect   expenses   waived   and
reimbursed,  if   applicable,  by   the  Adviser.   Without  such   waiver   and
   reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

During the third quarter, volatility continued to be the prevalent theme in the U.S. fixed income markets. The quarter was marked by strong market rallies followed by sharp market corrections, always followed by a breakout on the upside. Bond market rallies were precipitated by weak economic releases while pull backs were attributed to fears of faster than expected economic growth, a falling dollar and higher commodity prices. With the Fed seemingly comfortable with the current level of moderate economic growth and inflation, Fed Chairman Alan Greenspan's current focus in setting monetary policy appears to be the budget deficit; market participants believe a multi-year deficit reduction plan, if enacted, will be the impetus for the next Fed move.

The municipal bond market outperformed the U.S. Treasury market during the third quarter. Strong demand from individuals and property and casualty insurance companies met with limited supply in the intermediate maturity range -- causing this sector of the market to outperform the longer end of the municipal market as well as significantly outperform their Treasury counterparts. Long term municipal bonds (20 years and longer) are bumping up against historically high yield ratios versus Treasuries due to a lack of support as long term mutual funds continue to see redemptions. Renewed tax talk, negative bond fund cash flows, and a lack of retail buying of long term municipals at sub 6% yield levels have all contributed to the longer end's relative underperformance.

We expect the market volatility to continue through the end of 1995. The Treasury market should react positively to the prospect of a deficit reduction agreement, reduced Treasury supply with the Government bumping up against the debt limit ceiling, and any signs showing weakness in the U.S. economy and associated Federal Reserve easing prospects. Bond market corrections could result from the reality of the details of the deficit reduction agreement and economic releases showing signs of strength in the economy which would reduce the chances for any further Federal Reserve ease.

The Portfolio had a slightly defensive bias during the third quarter, with part of the portfolio in a barbell type structure. During the quarter, the bullet seven year maturity outperformed the Portfolio's combination of five and seven year maturities and the barbell of cash and longer term maturities.

We will continue our focus on the very high credit quality sector of the municipal bond market. Going into the fourth quarter, the Portfolio purchased some longer term bond positions at high ratios to U.S. Treasuries. These positions will increase the yield of the portfolio and provide us an opportunity to take advantage of an attractive sector of the yield curve.

INVESTMENTS (UNAUDITED)
----------

SEPTEMBER 30, 1995

   FACE
  AMOUNT                                                 VALUE
  (000)                                                  (000)
----------                                           ---------
TAX-EXEMPT INSTRUMENTS (98.5%)
   DAILY VARIABLE RATE BONDS (6.9%)
 $     100   Harris County, Texas, Industrial
              Development, Pollution Control
              Revenue Bonds, Exxon, 4.60%, 3/01/24   $     100
       300   Kansas City, Kansas, Industrial
              Development Authority, Revenue Bonds,
              PQ Corp., 4.60%, 8/01/15                     300
     1,700   Maricopa County, Arizona, Pollution
              Control Revenue Bonds, Series B,
              4.40%, 5/01/29                             1,700
       300   Michigan State Strategic Fund,
              Consumers Power Series 88A, 4.40%,
              4/15/18                                      300
       200   Platte County, Wyoming, Pollution
              Control Revenue, Series A, 4.60%,
              7/01/14                                      200
       200   Platte County, Wyoming, Pollution
              Control Revenue, Series B, 4.60%,
              7/01/14                                      200
       200   Southern Methodist University, Texas,
              Higher Education Authority, Series
              85, 4.40%, 7/01/15                           200
                                                     ---------
 TOTAL DAILY VARIABLE RATE BONDS                         3,000
                                                     ---------
   FIXED RATE INSTRUMENTS (91.6%)
     1,000   Columbus, Ohio, General Obligation
              Bonds, 5.80%, 1/01/00                      1,055
     1,000   Connecticut State Special Obligation,
              Tax Revenue Bonds, Transportation,
              6.50%, 7/01/09
              Prerefunded 7/01/99 at 102                 1,091
     1,000   De Kalb County, Georgia, General
              Obligation Bonds, 7.30%, 1/01/00,
              Prerefunded 1/01/97 at 102                 1,059
     1,000   De Kalb County, Georgia, Water & Sewer
              Revenue Bonds 7.00%, 10/01/06              1,079
     1,000   Delaware Transportation Authority,
              Transportation System Revenue Bonds,
              6.50%, 7/01/11,
              Prerefunded 7/01/01 at 102                 1,113
     1,000   Georgia State, General Obligation
              Bonds, Series E, 6.75%, 12/01/02           1,135
       500   Hawaii State, General Obligation
              Bonds, Series BS, 6.70%, 9/01/97             523
     1,000   Hawaii State, General Obligation
              Bonds, Series CJ, 6.20%, 1/01/12           1,035

   FACE
  AMOUNT                                                 VALUE
  (000)                                                  (000)
----------                                           ---------
 $   1,000   Howard County, Maryland, Consolidated
              Public Improvement General Obligation
              Bonds, Series A, 7.20%, 8/01/03,
              Prerefunded 8/01/96 at 102             $   1,047
     1,500   Intermountain Power Agency, Utah,
              Power Supply Revenue Bonds, Series D,
              8.38%, 7/01/12                             1,632
     1,000   Kentucky State Housing Corp. Revenue
              Bonds, Series A, 6.00%, 7/01/10            1,016
     1,155   Maryland State Department of
              Transportation, Construction Revenue
              Bonds, Second Issue, 6.80%, 11/01/05,
              Prerefunded 11/01/99 at 102                1,280
     1,000   Massachusetts State Consolidated Loan,
              Series A, 7.50%, 3/01/03
              Prerefunded 3/01/00 at 102                 1,134
       500   Massachusetts State Consolidated Loan,
              Series A, 7.63%, 6/01/08
              Prerefunded 6/01/01 at 102                   583
     1,625   Michigan State Housing Development
              Authority Revenue Bonds, Series A,
              6.75%, 12/01/14                            1,705
     1,500   Minnesota State General Obligation
              Bonds, 7.00%, 8/01/99,
              Prerefunded 8/01/96 at 100                 1,538
     1,590   Minnesota State Infrastructure
              Development, General Obligation
              Bonds, 6.80%, 8/01/03,
              Prerefunded 8/01/00 at 100                 1,749
     1,400   Mississippi State General Obligation
              Bonds, 6.00%, 2/01/09                      1,463
     1,000   Mobile Alabama, Water & Sewer Revenue
              Bonds, Series B, 7.25%, 1/01/06            1,029
     1,475   Montana State General Obligation
              Bonds, Long Range Building Program,
              Series C, 6.00%, 8/01/13                   1,511
     1,000   New Castle County, Deleware, General
              Obligation Bonds, 6.25%, 10/15/01          1,091
     1,000   New York State Local Government
              Assistance Corp. Revenue Bonds,
              Series B, 7.50%, 4/01/20,
              Prerefunded 4/01/01 at 102                 1,162
       500   Ohio State General Obligation Bonds,
              6.20%, 8/01/12                               527
     1,000   Ohio State Housing Finance Agency,
              Residential Mortgage Revenue Bonds,
              Series A-1, 6.20%, 9/01/14                 1,014

   FACE
  AMOUNT                                                 VALUE
  (000)                                                  (000)
----------                                           ---------
   FIXED RATE INSTRUMENTS (CONTINUED)
 $     525   Pennsylvania State, General Obligation
              Bonds, Series A, 6.50%, 1/01/00        $     564
     1,000   Pennsylvania State Higher Educational
              Facilities Authority, Colleges &
              Universities Revenue Bonds,
              6.50%, 9/01/02                             1,104
     1,000   Redmond, Washington, General
              Obligation Bonds, 5.75%, 12/01/05          1,065
     1,000   Reedy Creek Improvement District,
              Florida, Utility Revenue Bonds,
              Series 91-1, 6.50%, 10/01/16,
              Prerefunded 10/01/01 at 101                1,114
     1,400   Rhode Island Depositors Economic
              Protection Corp., Special Obligation
              Revenue Bonds, Series A, 7.25%,
              8/01/21, Prerefunded 8/01/96 at 102        1,466
     1,350   San Antonio, Texas, General Obligation
              Bonds, 6.50%, 8/01/14                      1,424
     1,000   Tulsa, Oklahoma, General Obligation
              Bonds, 6.38%, 2/01/02                      1,096
     1,000   Virginia Beach, Virginia, General
              Obligation Bonds, 6.00%, 9/01/10           1,038
       500   Virginia State Housing Development
              Authority, Commonwealth Mortgage
              Revenue Bonds, Series B, 6.60%,
              1/01/12                                      524
     1,000   Virginia State Housing Development
              Authority, Commonwealth Mortgage
              Revenue Bonds, Series B, 6.65%,
              1/01/13                                    1,050
     1,500   Washington State General Obligation
              Bonds, Series 86-D, 8.00%, 9/01/09,
              Prerefunded 9/01/96 at 100                 1,556
       500   Washington Suburban Sanitary District,
              Maryland, General Obligation Bonds,
              6.50%, 11/01/05,
              Prerefunded 11/01/01 at 102                  559
                                                     ---------
 TOTAL FIXED RATE INSTRUMENTS                           40,131
                                                     ---------
 TOTAL TAX-EXEMPT INSTRUMENTS (98.5%)
   (Cost $42,187)                                       43,131
                                                     ---------
 TOTAL INVESTMENTS (98.5%)   (Cost $42,187)             43,131
                                                     ---------

                                                         VALUE
                                                         (000)
                                                     ---------

 OTHER ASSETS AND LIABILITIES (1.5%)
  Other Assets                                       $   1,858
  Liabilities                                           (1,189)
                                                     ---------
                                                           669
                                                     ---------
NET ASSETS (100%)                                    $  43,800
                                                     ---------
                                                     ---------
 NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
  Applicable to 4,250,036 outstanding $.001 par
  value shares (authorized 500,000,000 shares)       $   10.31
                                                     ---------
                                                     ---------

------------------------
Variable/Floating Rate Instruments. The interest rate changes on these instruments are based upon a designated base rate. These instruments are payable on demand and are secured by a letter of credit or other support agreements. Maturity dates disclosed for Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.

Prerefunded Bonds. Outstanding bonds have been refunded to the first call date (prerefunded date) by the issuance of new bonds. Principal and interest are paid from monies escrowed in U.S. Treasury securities. Prerefunded bonds are generally re-rated AAA due to the U.S. Treasury escrow.